Stockholders' Equity (Details) - Schedule of activity for common stock subject to vesting	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of activity for common stock subject to vesting [Abstract]
Beginning Balance of Unvested Shares, Shares Subject to Vesting (in Shares) | shares	217,602
Beginning Balance of Unvested Shares, Weighted Average Grant Date Fair Value	$ 0.05
Granted, Shares Subject to Vesting,	749,692
Granted, Weighted Average Grant Date Fair Value	$ 12.53
Vested, Shares Subject to Vesting, (in Shares) | shares	(269,243)
Vested, Weighted Average Grant Date Fair Value	$ 2.42
Ending Balance of Unvested Shares, Shares Subject to Vesting (in Shares) | shares	698,051
Ending Balance of Unvested Shares, Weighted Average Grant Date Fair Value	$ 12.54